Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our executive compensation program has historically not included awards of stock options. We have no policy, program, practice, or plan pertaining to the timing of stock option grants with respect to material non-public information. We also have not timed the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	Our executive compensation program has historically not included awards of stock options. We have no policy, program, practice, or plan pertaining to the timing of stock option grants with respect to material non-public information. We also have not timed the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have no policy, program,
practice, or plan pertaining to the timing of stock option grants with respect to material non-public information. We also have not timed the release of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false